28. OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Costs And Expenses [line items]
Personnel		R$ 1,276		R$ 1,410
Employees' and managers' profit sharing		142		77
Post-employment benefits (reversals) - Note 24		438		337
Materials		79	R$ 91	104
Outsourced services		1,265	1,239	1,087
Energy bought for resale		12,111		11,084
Depreciation and amortization	[1]	989		835
Operating provisions and adjustments for operating losses		423		466	[2]
Charges for use of the national grid		1,748		1,480
Gas bought for resale		1,083		1,238
Construction costs		1,581	1,200	897
Other operating expenses, net		297		405
Operating costs and expenses		R$ 21,432	22,475	19,420
Restated [member]
Disclosure Of Operating Costs And Expenses [line items]
Personnel			1,272
Employees' and managers' profit sharing			263
Post-employment benefits (reversals) - Note 24			408
Materials			91
Outsourced services			1,239
Energy bought for resale			11,286
Depreciation and amortization	[1]		958
Operating provisions and adjustments for operating losses	[3]		2,401	R$ 466
Charges for use of the national grid			1,426
Gas bought for resale			1,436
Construction costs			1,200
Other operating expenses, net			494
Operating costs and expenses			R$ 22,474

[1]	Net of PIS/Pasep and Cofins taxes applicable to amortization of the right-of-use assets in the amount of R$2.
[2]	See note 2.8.
[3]	For further details of restatement of comparative balances, see Note 2.8